Average Annual Total Returns (Vanguard GNMA Fund Retail)	Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. GNMA Bond Index Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. GNMA Bond Index Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.65%	6.76%	5.44%	3.77%	5.97%	5.97%
Five Years	4.21%	4.32%	2.81%	2.74%	4.11%	4.11%
Ten Years	4.82%	4.92%	3.22%	3.15%	4.85%	4.85%